Advances for Vessels and Drillships under Construction and Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended								3 Months Ended	12 Months Ended		9 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 26, 2013 Hull 1241 and Hull 1242	Dec. 31, 2013 Hull 1241 and Hull 1242	Dec. 31, 2013 Vessels H1259, H1260, H1261 and H1262	Dec. 31, 2013 Very large ore carriers	Dec. 31, 2013 Hull 1239 And Hull 1240	Dec. 31, 2013 Twelve newbuilding tankers	Dec. 31, 2013 Esperona and Blanca tankers	Dec. 31, 2012 Esperona and Blanca tankers	Dec. 31, 2013 Ocean Rig Athena and Apollo	Apr. 18, 2011 Ocean Rig Mylos	Dec. 31, 2013 Ocean Rig	Apr. 18, 2011 Ocean Rig	Sep. 20, 2012 Ocean Rig Apollo	Apr. 27, 2011 Ocean Rig Skyros	Jun. 23, 2011 Ocean Rig Athena	Dec. 31, 2013 7th Generation Drillship
Number of vessels/ drillships ordered					2	4	5	2	12	2
Size of Vessels					176000	75900
Vessel/ Drillship acquisition contract price				$ 71,000					$ 771,000
Vessel/ Drillship price per vessel					54,164	34,000							608,000			622,756	608,000	608,000	600,000
Delivery Date						Q2 and Q4 2014		Q4 2013 and Q12014					August 2013			January 2015	December 2013	February 2014	December 2015
Number Of Options Exercised														4
Cash consideration received for each newbuilding tanker	0	116,834	119,059								10,700
Total number of options														2	6
Advances for vessels and drillships under construction for the year/period	679,008	1,201,807	1,027,889									477,785
Contract termination fees	33,293	41,339	0	10,245				18,305			41,339
Forfeiture In Deposit Amount											19,939
Vessel impairment charge	$ 43,490	$ 0	$ 144,688	$ (31,617)				$ (11,873)